RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs	The following table provides the activity in the restructuring liability:

	2020	2019
Balance, beginning of period	$8,655	$2,486
Reclassification from long-term obligations	—	1,617
Expensed - continuing operations	8,740	26,262
Expensed - discontinued operations	1,741	1,898
Disbursements	(13,475)	(23,424)
Foreign exchange	89	(184)
	$5,750	$8,655

Classification:
Accounts payable and accrued liabilities (note 21)	5,750	8,655
	$5,750	$8,655

By restructuring initiative:
April 2019	1,254	8,655
Q3 2020	4,496	—
	$5,750	$8,655